Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	pkoh
Entity Registrant Name	PARK OHIO INDUSTRIES INC/OH
Entity Central Index Key	0001068148
Entity Filer Category	Non-accelerated Filer